Schedule of Segment Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
General and administrative
Wages and related			$ (840,162)	$ (987,992)	$ (1,359,879)	$ (672,944)
Office operations			(8,843)	(9,728)	(165,685)	(312,675)
Professional services			(238,702)	(214,995)	(333,750)	(536,280)
Other operating expenses			(10,194)	(3,339)	(3,942)	(46,808)
Total operating expenses	$ (717,939)	$ (957,597)	(1,097,901)	(1,216,054)	(1,863,256)	(1,568,707)
Other Expenses / Income
Gain (loss) on extinguishment of debt		(565,453)	(1,045,346)	(565,453)	(1,744,906)	(1,842,273)
Fair value of stock issued for note modification		(410,008)	(2,572,517)	(410,008)	(2,082,423)	(449,660)
Interest expense	(245,694)	(181,387)	(475,278)	(326,569)	(719,979)	(446,278)
Total other expenses / income	(245,694)	(1,156,848)	(4,093,141)	(1,302,030)	(4,547,308)	(2,738,211)
Net Income (Loss)	$ (963,633)	$ (2,114,445)	$ (5,191,042)	$ (2,518,084)	(6,410,564)	(4,306,918)
Gain (loss) on extinguishment of debt					$ (1,744,906)	$ (1,842,273)